PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Disclosure of parent company financial information [Text Block]	PARENT COMPANY FINANCIAL INFORMATION
In accordance with the requirements of SEC Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information for the financial position, income statement, statement of other comprehensive income and cash flows of a Parent Company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
A registrant with a consolidated shareholders’ deficit is considered to have a net asset base of zero for the purpose of computing its proportionate share of the restricted net assets of consolidated subsidiaries. As a result, any restrictions placed on the net assets of subsidiaries with positive equity would result in the 25% threshold being met and a corresponding requirement to provide parent company financial information. Therefore, this Parent Company financial information is being presented due to the restrictions of our Super Senior Credit Facility issued by the intermediate holding Luxco 1 S.A. and all subsidiaries below, some subsidiaries are restricted to transfer dividends to the Parent Company (see note 17).
In consequence, the separate financial statements of the Parent Company are presented below:
ATENTO S.A.
CONDENSED STATEMENTS OF FINANCIAL POSITION
As of December 31, 2021 and 2022
(In thousands of U.S. dollars, unless otherwise indicated)

	December 31,
ASSETS	2021	2022
NON - CURRENT ASSETS
Investments	551,823	600,413
Other receivables from group companies	8,676	7,498
TOTAL NON-CURRENT ASSETS	560,499	607,911

CURRENT ASSETS
Other receivables from group companies	6,996	10,477
Other taxes recoverable	198	226
Cash and Cash equivalents	799	34
TOTAL CURRENT ASSETS	7,993	10,737

TOTAL ASSETS	568,492	618,648
ATENTO S.A.
CONDENSED STATEMENTS OF FINANCIAL POSITION
As of December 31, 2021 and 2022
(In thousands of U.S. dollars, unless otherwise indicated)

	December 31,
LIABILITIES	2021	2022
CURRENT LIABILITIES
Other payables to group companies	16,295	17,366
Other taxes payables	336	510
Provisions	2,474	1,598
TOTAL CURRENT LIABILITIES	19,105	19,474

NON-CURRENT LIABILITIES
Non-trade payables	2,540	2,392
TOTAL NON-CURRENT LIABILITIES	2,540	2,392

TOTAL LIABILITIES	21,645	21,866

NET ASSETS	546,847	596,782

EQUITY
Share capital	49	49
Net Investment Share premium	546,747	546,747
Treasury shares	(12,911)	(12,929)
Retained earnings	16,958	15,286
Translation differences	(21,340)	32,143
Stock-based compensation	17,344	15,486
TOTAL EQUITY	546,847	596,782
ATENTO S.A.
CONDENSED STATEMENTS OF (LOSS)/PROFIT
For the years ended December 31, 2020, 2021 and 2022
(In thousands of U.S. dollars, unless otherwise indicated)

	For the years ended December 31,
	2020	2021	2022
Operating Profit / (Loss)	(656)	(612)	(1,140)
Net finance expense	878	(508)	(429)
(LOSS)/PROFIT BEFORE INCOME TAX	222	(1,120)	(1,569)
Income tax expense	—	—	—
(LOSS)/PROFIT FOR THE YEAR	222	(1,120)	(1,569)
ATENTO S.A.
CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
For the years ended December 31, 2020, 2021 and 2022
(In thousands of U.S. dollars, unless otherwise indicated)

	For the years ended December 31,
	2020	2021	2022
(Loss)/Profit for the year	222	(1,120)	(1,569)

Other comprehensive income to be reclassified to profit and loss in subsequent periods:
Translation differences	42,931	(21,339)	53,483
Other comprehensive (loss)/income	42,931	(21,339)	53,483
Total comprehensive (loss)/income	43,153	(22,459)	51,914
ATENTO S.A.
CONDENSED STATEMENTS OF CASH FLOWS
For the years ended December 31, 2020, 2021 and 2022
(In thousands of U.S. dollars, unless otherwise indicated)

	For the years ended December 31,
	2020	2021	2022
Operating activities
Profit/(loss) before income tax	222	(1,120)	(1,569)
Adjustments to reconcile profit/(loss) before tax to net cash flows:
Changes in trade provisions	—	18	(16)
Share-based payment expense	716	746	463
Finance income	(90)	(93)	(83)
Finance costs	196	92	225
Net foreign exchange differences	(984)	509	285
	(162)	1,272	874

Changes in working capital:	2,644	(605)	(143)

Interest paid	—	11	—
Interest received	—	345	—
	—	356	—
Net cash flows from operating activities	2,704	(97)	(838)

Financing activities
Acquisition of treasury shares	(1,328)	(507)	—
Net cash flows provided by/(used in) financing activities	(1,328)	(507)	—
Net (decrease)/increase in cash and cash equivalents	1,376	(604)	(838)
Effect of exchange rate changes on cash	31	(117)	73
Cash and cash equivalents at beginning of year	113	1,520	799
Cash and cash equivalents at end of year	1,520	799	34
Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.
Basis of preparation
The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except for the investment in subsidiaries that are recognized and measured at cost less any identified impairment loss. The tables below reconcile the effects of the loss of the period as well the accumulated equity of the parent company if had been accounted its investment in subsidiaries using the equity method.
As of December 31, 2021 and 2022, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements.
Reconciliation (in thousands of U.S. dollars)

IFRS loss reconciliation	For the year ended December 31,
	2020	2021	2022
Company IFRS profit/(loss) for the year	222	(1,120)	(1,569)
Additional loss if subsidiaries had been accounted for using the equity method	(47,102)	(91,831)	(294,007)
Consolidated IFRS loss for the year	(46,880)	(92,951)	(295,577)

IFRS Equity reconciliation	For the year ended December 31,
	2021	2022
Parent shareholders’ equity	546,847	596,782
Additional equity if subsidiaries had been accounted for using the equity method	(559,722)	(945,649)
Consolidated IFRS shareholders’ equity	(12,875)	(348,867)